Commitments	6 Months Ended
Dec. 31, 2018
Commitments
Commitments

28Commitments

28.1Operating lease commitments

The Group leases various premises and plant and equipment under non-cancellable operating lease agreements. The Group leases out its investment properties.

28.2Capital commitments

As at 31 December 2018, the Group had capital commitments relating to property, plant and equipment amounting to £1,970,000 (30 June 2018: £4,054,000; 31 December 2017: £1,753,000) and to other intangible assets amounting to £nil (30 June 2018: £nil; 31 December 2017: £nil).

28.3Contingent fees

Under the terms of certain contracts with other football clubs and agents in respect of player transfers, additional amounts, in excess of the amounts included in the cost of registrations, would be payable by the Group if certain substantive performance conditions are met. These excess amounts are only recognized within the cost of registrations when the Company considers that it is probable that the condition related to the payment will be achieved. For MUFC appearances, the Company estimates the probability of the player achieving the contracted number of appearances. The conditions relating to the signing of a new contract and international appearances are only considered to be probable once they have been achieved. The maximum additional amounts that could be payable is £66,184,000 (30 June 2018: £66,411,000; 31 December 2017: £62,446,000).

At 31 December 2018 the potential amount payable by type of condition and category of player was:

Type of condition	First team squad £’000	Other £’000	Total £’000
MUFC appearances/team success/new contract	28,268	8,675	36,943
International appearances	10,954	47	11,001
Other	17,908	332	18,240

	57,130	9,054	66,184

Similarly, under the terms of contracts with other football clubs for player transfers, additional amounts would be payable to the Group if certain specific performance conditions are met. In accordance with the recognition criteria for contingent assets, such amounts are only disclosed by the Group when probable and recognized when virtually certain. As of 31 December 2018, the amount of such receipt considered to be probable was £2,063,000 (30 June 2018: £2,392,000; 31 December 2017: £547,000).